Significant accounting policies (Tables)	12 Months Ended
Aug. 31, 2021
Significant Accounting Policies
Schedule of Estimated Useful Lives of Property, Plant and Equipment
Computer equipment	3 years, straight-line
Furniture and fixtures	5 years, straight-line
Leasehold improvements	Term of the lease, plus one renewal

Schedule of Useful Lives of Intangibles	The useful lives of the intangibles are as follows:
Software	3-5 years
Brands	1-20 years
Customer relationships	1-10 years
Patents	5 years
Application platforms	3 years